Shareholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2019 vote
Class of Stock [Line Items]
Public offering price per share (in dollars per share) | $ / shares	$ 317.50	$ 154.00	$ 137.00
Proceeds from follow-on public offering, net of issuance costs	$ 688,014	$ 394,704	$ 646,984
Stock issuance costs	5,724	$ 5,696	$ 10,616
Stock issuance costs, tax	$ 1,541
Class A Subordinate Voting
Class of Stock [Line Items]
Voting rights (in votes per share) | vote				1
Class B Multiple Voting
Class of Stock [Line Items]
Voting rights (in votes per share) | vote				10
Voting shares convertible (per share)				1
IPO | Class A Subordinate Voting
Class of Stock [Line Items]
Issuance of stock (in shares) | shares	2,185,000	2,600,000	4,800,000
Over-Allotment Option | Class A Subordinate Voting
Class of Stock [Line Items]
Issuance of stock (in shares) | shares	285,000